Amplify High Income ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.4%
Equity - 8.3%
Kayne Anderson Energy Infrastructure Fund	1,118,554	$10,156,470
Liberty All-Star Equity Fund	1,751,960	10,949,750
MainStay CBRE Global Infrastructure Megatrends Fund	593,589	9,004,745
		30,110,965

Fixed Income - 91.1%
Aberdeen Asia-Pacific Income Fund, Inc.	3,551,595	10,264,110
AllianceBernstein Global High Income Fund, Inc.	500,070	5,075,710
Blackrock Capital Allocation Trust	331,063	5,002,362
BlackRock Credit Allocation Income Trust	425,788	4,819,920
BlackRock MuniHoldings California Quality Fund, Inc.	216,898	2,498,665
Blackstone Strategic Credit Fund	914,099	10,173,922
ClearBridge MLP & Midstream Fund, Inc.	289,661	10,416,210
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	200,204	4,226,306
Cohen & Steers Quality Income Realty Fund, Inc.	189,682	2,558,810
DoubleLine Income Solutions Fund	934,786	11,778,304
DoubleLine Yield Opportunities Fund	735,135	10,769,728
Eaton Vance Limited Duration Income Fund	294,189	3,024,263
First Trust High Yield Opportunities 2027 Term Fund	489,286	7,197,397
First Trust Intermediate Duration Preferred & Income Fund	460,798	8,819,674
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	102,470	1,792,200
FS Credit Opportunities Corp.	1,713,054	8,513,878
Guggenheim Active Allocation Fund/DE	286,091	4,231,286
Highland Income Fund	755,551	8,046,618
Invesco Senior Income Trust	2,746,800	10,932,264
Nuveen AMT-Free Municipal Credit Income Fund	438,621	5,539,783
Nuveen AMT-Free Quality Municipal Income Fund	272,647	3,162,705
Nuveen California Quality Municipal Income Fund	745,571	8,574,066
Nuveen Credit Strategies Income Fund	1,929,413	10,476,713
Nuveen Floating Rate Income Fund	1,177,342	10,030,954
Nuveen Municipal Credit Income Fund	493,535	6,149,446
Nuveen New York AMT-Free Quality Municipal Income Fund	525,144	5,865,858
Nuveen Preferred & Income Opportunities Fund	1,158,054	9,218,110
Nuveen Preferred & Income Securities Fund	1,416,003	10,804,103
Nuveen Quality Municipal Income Fund	292,648	3,511,776
Oxford Lane Capital Corp. (a)	2,304,133	13,456,137
PGIM Global High Yield Fund, Inc.	879,493	10,421,992
PIMCO Access Income Fund	701,820	10,955,410
PIMCO Corporate & Income Opportunity Fund	770,951	10,600,576
PIMCO Corporate & Income Strategy Fund	178,415	2,387,193
Pimco Dynamic Income Fund	622,317	12,813,507
PIMCO Dynamic Income Opportunities Fund	826,686	11,780,276
PIMCO High Income Fund	1,740,695	8,981,986
PIMCO Income Strategy Fund II	1,035,015	7,917,865
Thornburg Income Builder Opportunities Trust	677,519	10,474,444
Western Asset Diversified Income Fund (a)	736,588	10,422,720
Western Asset Emerging Markets Debt Fund, Inc.	1,073,337	10,261,102
Western Asset Inflation-Linked Opportunities & Income Fund	646,335	6,224,206
		330,172,555
Total Investment Companies (Cost $403,959,598)		360,283,520

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (b)	866,574	866,574
Total Money Market Funds (Cost $866,574)		866,574

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
First American Government Obligations Fund - Class X - 4.10% (b)	9,883,100	9,883,100
Total Investments Purchased with Proceeds from Securities Lending (Cost $9,883,100)		9,883,100
Total Investments - 102.3%
(Cost $414,709,272)		$371,033,194

Percentages are based on Net Assets of $362,517,301.

(a)	All or a portion of this security is out on loan as of January 31, 2023. Total value of securities out on loan is $9,619,558 or 2.7% of net assets.
(b)	Seven-day yield as of January 31, 2023.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Investment Companies	$ 360,283,520
Money Market Funds	866,574
Investments Purchased with Proceeds from Securities Lending	9,883,100
Total Level 1	371,033,194
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 371,033,194

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.